CONTINGENCIES (Details) In Millions, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EEP	Jun. 30, 2014 Line 6B Crude Oil Release USD ($)	Jun. 30, 2014 Line 6B Crude Oil Release CAD	Jun. 30, 2014 Line 6B Crude Oil Release USD ($)	Jun. 30, 2014 Line 6B Crude Oil Release CAD	Mar. 31, 2013 Line 6B Crude Oil Release item	Jun. 30, 2014 Line 6B Crude Oil Release EEP USD ($) item	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)
COMMITMENTS AND CONTINGENCIES
Ownership interest (as a percent)		20.50%
Estimated cost			$ 1,157		$ 1,157
Estimated cost, net of tax				186		186
Estimated increase in cost			35		35
Estimated increase in cost, net of tax				5		5
Estimated fine or penalty amount								30
Increase in estimated cost								30
Aggregate limited amount for pollution liability under insurance program	700								650
Amount of to date insurance claim recorded			547		547
Amount of to date insurance claim recorded, net of tax				80		80
Expected insurance recovery								650
Number of actions or claims filed							1	17
Increased amount of deductible applicable to oil pollution events (per event)	30
Previous amount of deductible applicable to oil pollution events (per event)	$ 10